Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of accounts receivable
	June 30, 2018	December 31, 2017

Accounts receivable	$9,905,651	$6,399,233
Allowance for doubtful accounts	(5,800,968)	(2,139,765)
Accounts receivable, net	$4,104,683	$4,259,468

	December 31, 2017	December 31, 2016

Accounts receivable	$6,399,233	$11,690,495
Allowance for doubtful accounts	(2,139,765)	(9,508,708)
Accounts receivable, net	$4,259,468	$2,181,787

Schedule of net leased merchandise
	June 30, 2018	December 31, 2017
Lease merchandise at cost	$34,655,190	$34,501,555
Accumulated depreciation	(15,050,985)	(11,974,953)
Impairment reserve	(1,797,622)	(1,111,280)
Lease merchandise, net	$17,806,583	$21,415,322

	December 31, 2017	December 31, 2016

Lease merchandise at cost	$34,501,555	$33,264,810
Accumulated depreciation	(11,974,953)	(11,578,267)
Impairment reserve	(1,111,280)	(3,116,083)
Lease merchandise, net	$21,415,322	$18,570,460

Schedule of anti-dilutive securities excluded from computation of earnings per share
	Six Months ended
	June 30,
	2018	2017
Series 1 Convertible Preferred Stock	145,197	147,417
Series 2 Convertible Preferred Stock	2,710,124	2,710,124
Series 2 Convertible Preferred Stock issuable upon exercise of warrants	54,217	54,217
Common Stock Options	426,400	297,900
Common Stock Warrants	377,303	511,553
	3,713,241	3,721,211

	Year ended December 31,
	2017	2016
Series 1 Convertible Preferred Stock	145,197	147,417
Series 2 Convertible Preferred Stock	2,710,124	2,710,124
Series 2 Convertible Preferred Stock issuable upon exercise of warrants	54,217	54,217
Options	335,900	411,600
Warrants	511,553	511,553
	3,756,991	3,834,911